Financial instruments - Financial liabilities at amortized cost (Details) - Financial liabilities at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Carrying Value	£ 9,458	£ 3,061
Fair Value	9,458	3,061
Trade and other payables .
Financial liabilities
Carrying Value	2,128	1,895
Fair Value	2,128	1,895
Borrowings
Financial liabilities
Carrying Value	6,309
Fair Value	6,309
Lease liabilities.
Financial liabilities
Carrying Value	1,021	1,166
Fair Value	£ 1,021	£ 1,166